                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13 F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Broadmark Asset Management, LLC
Address: 34 East 58th Street
         Suite 3C
         New York, NY 10022

13F File Number:   28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-980-8765
Signature, Place and Date of Signing

    /S/Jerome Crown        New York, NY        May 10, 2001
    _____________________  __________________  _________________
      [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $62,788
                                            [in thousands]

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

                                                 Broadmark Asset Management, LLC
                                                            Form 13F
                                                       Information Table
                                                         March 31, 2001

                                                                              Item #6                       Item #8
                                              Item #4        Item #5    INVESTMENT DISCRETION          VOTING AUTHORITY
                                              FAIR
Item #1                Item #2                MARKET         SHARES OR               SHARED
                       TITLE      Item #3     VALUE          PRINCIPAL   SOLE SHARED OTHER  Item #7    SOLE  SHARED  NONE
NAME OF ISSUER         OF CLASS    CUSIP      (x$1,000)      AMOUNT      (A)  (B)    (C)    MANAGERS   (A)   (B)     (C)
--------------         --------    ------     ---------      ----------  ---- ------ ------ --------   ----  ------  ----

ABBOTT LABORATORIES     ORD       002824100      977        20700 SH      SOLE               NONE      20700
ADVANCED DIGITAL INFO   COM       007525108      351        20300 SH      SOLE               NONE      20300
AMERICAN HOME PRODUCTS  COM       026609107     1040        17700 SH      SOLE               NONE      17700
AMERICAN INTERNATIONAL
  GROUP                 COM       026874107     2415        30000 SH      SOLE               NONE      30000
AMERICA ONLINE INC      COM       02364J104     1927        48000 SH      SOLE               NONE      48000
AMGEN INC               COM       031162100      813        13500 SH      SOLE               NONE      13500
BRISTOL MYERS SQUIBB    COM       110122108     1556        26200 SH      SOLE               NONE      26200
CALPINE CORP            COM       131347106      551        10000 SH      SOLE               NONE      10000
CHECK POINT SOFTWARE
  TECH LTD              ORD       M22465104      252         5300 SH      SOLE               NONE       5300
CISCO SYSTEMS           COM       17275R102      949        60000 SH      SOLE               NONE      60000
CITIGROUP INC           COM       172967101      621        13803 SH      SOLE               NONE      13803
COCA COLA               COM       191216100     1264        28000 SH      SOLE               NONE      28000
CORNING INC             COM       219350105      246        11900 SH      SOLE               NONE      11900
DELL COMPUTER CORP      COM       247025109      617        24000 SH      SOLE               NONE      24000
ELI LILLY & CO          COM       532457108     1165        15200 SH      SOLE               NONE      15200
EMC CORP                COM       268648102      588        20000 SH      SOLE               NONE      20000
FIFTH THIRD BANCORP     COM       316773100      278         5200 SH      SOLE               NONE       5200
GENERAL ELECTRIC CO     COM       369604103     5316       127000 SH      SOLE               NONE     127000
GOLDMAN SACHS GROUP     COM       38141G104      655         7700 SH      SOLE               NONE       7700
HOME DEPOT              COM       437076102     1073        24900 SH      SOLE               NONE      24900
JOHNSON & JOHNSON       COM       478160104     1627        18600 SH      SOLE               NONE      18600
JONES APPRAREL GROUP
  INC                   COM       480074103     1542        40800 SH      SOLE               NONE      40800
LEHMAN BROTHERS
  HOLDINGS INC          COM       524908100      690        11000 SH      SOLE               NONE      11000
MEDTRONIC INC           COM       585055106      727        15900 SH      SOLE               NONE      15900
MERCK & CO INC          COM       589331107     2376        31300 SH      SOLE               NONE      31300
MERRILL LYNCH & CO      COM       590188108      637        11500 SH      SOLE               NONE      11500
MINNESOTA MINING & MFG  COM       604059105      447         4300 SH      SOLE               NONE       4300
ORACLE CORP             COM       68389X105     1064        71000 SH      SOLE               NONE      71000
PEPSICO INC             COM       713448108      615        14300 SH      SOLE               NONE      14300
PFIZER INC              COM       717081103     2948        72000 SH      SOLE               NONE      72000
PROCTER & GAMBLE        COM       742718109     1252        20000 SH      SOLE               NONE      20000


                                4




QUALCOMM INC            COM       747525103      487         8600 SH      SOLE               NONE       8600
QWEST COMM INTL         COM       749121109      596        17000 SH      SOLE               NONE      17000
SCHERING PLOUGH CORP    COM       806605101      727        19900 SH      SOLE               NONE      19900
SCHLUMBERGER LTD        COM       806857108      403         7000 SH      SOLE               NONE       7000
STANDARD & POOR DEP
  RCPTS                 UNIT
                        SER 1     78462F103    17539       150300 SH      SOLE               NONE     150300
STARBUCKS CORP          COM       855244109     1243        29300 SH      SOLE               NONE      29300
SUN MICROSYSTEMS        COM       866810104      553        36000 SH      SOLE               NONE      36000
SYMANTEC CORP           COM       871503108      782        18700 SH      SOLE               NONE      18700
SYNOPSYS INC            COM       871607107      789        16800 SH      SOLE               NONE      16800
TELLABS INC             COM       879664100      248         6100 SH      SOLE               NONE       6100
TEXAS INSTRUMENTS       COM       882508104      744        24000 SH      SOLE               NONE      24000
VERITAS SOFTWARE CO     COM       923436109      231         5000 SH      SOLE               NONE       5000
VOICESTREAM WIRELESS
  CORP                  COM       928615103      185         2000 SH      SOLE               NONE       2000
WAL-MART STORES         COM       931142103     1682        33300 SH      SOLE               NONE      33300

                                       Total: 62,788
                                         [thousands]
































                                                                5
02915001.AA1